091-15797fn

For Internal Use Only Sec File No. 9-	Submit 1 Original and 9 Copies	OMB APPROVAL OMB Number: 3235-0504 Expires: August 31, 2010 Estimated average burden hours per response.....3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

13005622

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: June 26, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 28 2013

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
COMMENCING ON JUNE 20, 2013

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
VWOB	Trust	Investment Company Units	Barclays USD Emerging Markets Government RIC Capped Index	Various World Markets	Broad
BNDX	Trust	Investment Company Units	Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index	Various World Markets	Broad
CSCR	Corporation	Index Linked Notes	Credit Suisse Commodity Backwardation Total Return Index	Various World Markets	Broad
CSCB	Corporation	Index Linked Notes	Credit Suisse Commodity Benchmark Total Return Index	Various World Markets	Broad
SYLD	Trust	Investment Company Units	Cambria Shareholder Yield ETF	Various U.S.Markets	Broad

June 26, 2013

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding five (5) derivative securities products that commenced trading on BATS Exchange on June 20, 2013. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 28 2013